SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Warranty provision, beginning of year	$ 1,571	$ 1,360
Charged to costs and expenses relating to new sales	415	374
Costs of warranties granted	(615)	(278)
Foreign currency translation adjustments	129	115
Warranty provision, end of year	$ 1,500	$ 1,571